Retirement Benefit Plans	6 Months Ended
Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Retirement Benefit Plans
24. RETIREMENT BENEFIT PLANS
The amounts recognised in the balance sheet were as follows:

	30 June 2020	31 December 2019
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	521	669
Funded defined benefit pension scheme - deficit	(358)	(239)
Unfunded pension and post retirement medical benefits	(44)	(41)
Total net assets	119	389
a) Defined contribution pension plans
An expense of £33m (H119: £34m) was recognised for defined contribution plans in the period and is included in staff costs classified within operating expenses (see Note 4).
b) Defined benefit pension schemes
The total amount charged to the income statement was £17m (H119: £10m).
The amounts recognised in other comprehensive income were as follows:

	Half year to	Half year to
	30 June 2020	30 June 2019
	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	(1,115)	(916)
Actuarial losses arising from changes in demographic assumptions	38	—
Actuarial gains arising from experience adjustments	(10)	(5)
Actuarial losses arising from changes in financial assumptions	1,463	1,201
Pension remeasurement	376	280
The net assets recognised in the balance sheet were determined as follows:

	30 June 2020	31 December 2019
	£m	£m
Present value of defined benefit obligations	(13,610)	(12,158)
Fair value of scheme assets	13,729	12,547
Net defined benefit assets	119	389
Actuarial assumptions
The principal actuarial assumptions used for the defined benefit schemes were:

	30 June 2020	31 December 2019
	%	%
To determine benefit obligations:
–Discount rate for scheme liabilities	1.4	2.1
–General price inflation	2.9	3.0
–General salary increase	1.0	1.0
–Expected rate of pension increase	2.8	2.9

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.3	27.3
–Females	29.8	29.8
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	28.9	28.9
–Females	31.3	31.3

In H120 management amended the general price inflation assumptions to reflect the expectation that the Retail Price Index would be brought in line with the
Consumer Price Index from 2030. At 30 June 2020 this change increased the liabilities of the Scheme by £63m.
Actuarial assumption sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
		30 June 2020	31 December 2019
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	25 bps increase	(666)	(564)
General price inflation	25 bps increase	495	407
Mortality	Each additional year of longevity assumed	504	419